Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions

	March 31, 2019 R’000	March 31, 2018 R’000

Maintenance provision
Beginning of the year	4,429	3,511
Income statement charge	20,098	13,695
Utilized	(17,923)	(12,604)
Foreign currency translation differences	311	(173)
End of the year	6,915	4,429
Non-current portion	—	—
Current portion	6,915	4,429

	March 31, 2019 R’000		March 31, 2018 R’000

Other provisions
Beginning of the year	2,561		2,673
Income statement charge	227		224
Utilized	—		—
Foreign currency translation differences	590		(336)
End of the year	3,378		2,561
Non-current portion	—		—
Current portion	3,378	—	2,561

	March 31, 2019 R’000	March 31, 2018 R’000

Product warranties
Beginning of the year	13,785	11,538
Income statement charge	2,993	5,772
Utilized	(5,916)	(3,452)
Foreign currency translation differences	401	(73)
End of the year	11,263	13,785
Non-current portion	(291)	(516)
Current portion	10,972	13,269

	March 31, 2019 R’000	March 31, 2018 R’000

Restructuring provision
Beginning of the year	24	11,465
Income statement charge/(reversal) (note 24)	3,034	(741)
Utilized	(2,278)	(10,653)
Foreign currency translation differences	4	(47)
End of the year	784	24
Non-current portion	—	—
Current portion	784	24

	March 31, 2019 R’000	March 31, 2018 R’000

Decommissioning provision
Beginning of the year	1,616	1,424
Finance costs (note 26)	44	213
Foreign currency translation differences	275	(21)
End of the year	1,935	1,616
Non-current portion	(1,935)	(1,616)
Current portion	—	—

	March 31, 2019 R’000	March 31, 2018 R’000

Total provisions
Product warranties	11,263	13,785
Maintenance provision	6,915	4,429
Decommissioning provision	1,935	1,616
Restructuring provision	784	24
Other provisions	3,378	2,561
Total provision	24,275	22,415
Non-current portion	(2,226)	(2,132)
Current provision	22,049	20,283